Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 15,618,807	$ 2,914,879
Less: Accumulated depreciation	(1,656,414)	(1,331,275)
Property and equipment, net	13,962,393	1,583,604
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,824,343
Electronic Equipment and Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,051,517	1,680,446
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	457,594	733,344
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 285,353	$ 501,089